Taxation - Income before Income/(Loss) Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income/(Loss) from Domestic and Foreign Components Before Income Tax Expenses [Abstract]
Mainland China	¥ 1,724,835	$ 250,079	¥ 2,328,917	¥ 3,770,148
Non-Mainland China	38,011	5,511	(151,759)	(231,207)
Income before income taxes	¥ 1,762,846	$ 255,590	¥ 2,177,158	¥ 3,538,941